Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Allowance for doubtful accounts total	$ 15	$ 15
Short-term liquid instruments, maturity period	3 months
Foreign currency remeasurement gain/(loss) included in Interest Expense and Other, Net	$ (2)	$ (6)	$ 6
Buildings And Improvements [Member] | Minimum [Member]
Condensed Financial Statements, Captions [Line Items]
Estimated useful life	1 year
Buildings And Improvements [Member] | Maximum [Member]
Condensed Financial Statements, Captions [Line Items]
Estimated useful life	39 years
Machinery And Equipment [Member] | Minimum [Member]
Condensed Financial Statements, Captions [Line Items]
Estimated useful life	3 years
Machinery And Equipment [Member] | Maximum [Member]
Condensed Financial Statements, Captions [Line Items]
Estimated useful life	15 years
Furniture And Fixtures [Member] | Minimum [Member]
Condensed Financial Statements, Captions [Line Items]
Estimated useful life	3 years
Furniture And Fixtures [Member] | Maximum [Member]
Condensed Financial Statements, Captions [Line Items]
Estimated useful life	7 years